Critical accounting estimates and assumptions (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Critical accounting estimates and assumptions [Line Items]
Value of contracted revenue	$ 13,000,000
Cash and cash equivalents	$ 530,468	$ 567,298	$ 916,488	$ 501,491	$ 541,644	$ 585,416